Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Commitment Amount		$ 86,556
Gross Amount Outstanding		$ 61,293	$ 60,974
Interest spread		7.00%
Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		6	8
Number of Borrowers | Integer		9	14
Number of Loans | Integer		11	20
Gross Value of Collateral	[1]	$ 23,873	$ 19,718
Commitment Amount		11,256	12,110
Gross Amount Outstanding		$ 9,505	$ 8,178
Loan to Value Ratio	[2],[3]	40.00%	41.00%
Interest Spread	[4]	varies	varies

[1]	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $0 and $1,900 as of December 31, 2023 and 2022, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.
[2]	Represents the weighted average loan to value ratio of the loans.
[3]	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.
[4]	The interest spread varies for the state of Pennsylvania and is 7% across other states.